CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ (4,785)	$ 85,539	$ 69,483	$ (308,705)
Write-off of unamortized deferred financing fees				7,545
Settlement of accrued liability				(2,008)
Fair value adjustments on convertible debt and warrants	(6,968)		11,736
Gain on bankruptcy exit		(119,408)	(119,408)
Loss on investment in Front Range		12,146	12,146
Loss on extinguishments of debt		2,159	2,159
Asset impairments				252,388
Bargain purchase of New PE Holdco			(1,566)
Gain from write-off of liabilitites				(14,232)
Depreciation and amortization of intangibles	9,490	5,957	9,110	34,876
Inventory valuation	157	136	(490)	873
Amortization of deferred financing fees	485	360	1,001	1,193
Noncash compensation	1,978	1,399	2,471	1,924
Derivative instruments	(334)	(1,206)	(1,049)	(3,671)
Bad debt recovery	(185)	(165)	(184)	(955)
Equity earnings in Front Range		929	928
Accounts receivable	(2,204)	(13,100)	(13,789)	12,015
Restricted cash				2,315
Inventories	(5,280)	(786)	(7,462)	5,404
Prepaid expenses and other assets	(368)	(2,367)	(516)	2,434
Prepaid inventory	(3,466)	(1,251)	477	(1,176)
Accounts payable and accrued expenses	3,920	16,007	(1,968)	3,478
Net cash used in operating activities	(7,560)	(13,651)	(36,921)	(6,302)
Additions to property and equipment	(1,459)	(333)	(643)	(4,304)
Proceeds from sale of investment in Front Range			18,500
Investment in New PE Holdco, net of cash acquired			(19,494)
Net cash impact of deconsolidation of Front Range		(10,486)	(10,486)
Net cash impact of bankruptcy exit		(1,301)	(1,301)
Proceeds from sales of available-for-sale investments				7,679
Net cash used in investing activities	(1,459)	(12,120)	(13,424)	3,375
Proceeds from convertible notes and warrants			35,000
Payments for debt issuance costs			(2,909)
Proceeds for borrowings under DIP financing			5,173	19,827
Proceeds from related party borrowings				2,000
Net proceeds from borrowings	17,091	9,870	17,522
Principal payments paid on related party borrowings			(13,250)
Principal payments paid on other borrowings				(12,821)
Net cash provided by financing activities	17,091	9,870	41,536	9,006
Net increase (decrease) in cash and cash equivalents	8,072	(15,901)	(8,809)	6,079
Cash and cash equivalents at beginning of period	8,736	17,545	17,545	11,466
Cash and cash equivalents at end of period	16,808	1,644	8,736	17,545
Interest paid	8,047	3,784	9,771	3,349
Preferred stock dividends accrued	946	2,346	2,847	3,202
Debt extinguished with issuance of common stock	$ 25,388	$ 19,000	$ 19,000